As filed with the Securities and Exchange Commission on August 31, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.3%
	Alternative Energy - 1.8%
7,875	Trina Solar Limited - ADR (a) (b)	$201,836
16,000	Yingli Green Energy Holding Company Limited - ADR (a) (b)	216,800
		418,636
	Building & Construction - 0.1%
1,575	Orion Marine Group, Inc. (a)	29,925

	Chemicals - 0.5%
5,000	Hawkins, Inc.	112,900

	Commercial Services - 10.1%
6,900	China Fire & Security Group, Inc. (a)	83,973
8,275	DG Fastchannel, Inc. (a)	151,432
12,075	HMS Holdings Corporation (a)	491,694
12,275	Tetra Tech, Inc. (a)	351,679
26,650	VanceInfo Technologies Inc. - ADR (a) (b)	393,621
19,875	VistaPrint Limited (a) (b)	847,669
		2,320,068
	Communications - 4.5%
1,000	AboveNet, Inc. (a)	80,980
12,175	Neutral Tandem Inc. (a)	359,406
25,375	Riverbed Technology, Inc. (a)	588,446
		1,028,832
	Computers & Peripherals - 3.2%
5,000	3PAR, Inc. (a)	62,000
17,275	Synaptics Incorporated (a)	667,679
		729,679
	Consumer Non-Durables - 3.1%
11,787	Green Mountain Coffee Roasters, Inc. (a)	696,847

	Education - 3.9%
25,000	Bridgepoint Education, Inc. (a)	425,000
22,600	Lincoln Educational Services Corporation (a)	473,018
		898,018
	Electronics - 1.5%
7,025	NVE Corporation (a)	341,415

	Financial Services - 2.3%
1,050	Greenhill & Co., Inc.	75,820
8,000	Hatteras Financial Corporation	228,720
8,825	Tower Group, Inc.	218,684
		523,224
	Health Care Services & Supplies - 5.7%
25,000	Clarient Inc. (a)	93,000
27,575	IPC The Hospitalist Co (a)	735,977
20,050	RehabCare Group, Inc. (a)	479,796
		1,308,773
	Housewares - 0.3%
1,000	National Presto Industries, Inc.	76,100

	Internet Services - 8.9%
34,425	AsiaInfo Holdings, Inc. (a)	$592,454
20,913	Netflix Inc. (a)	864,543
10,675	Perfect World Co Limited - ADR (a) (b)	305,305
19,975	Rackspace Hosting, Inc. (a)	276,854
		2,039,156
	Leisure - 1.3%
37,500	Imax Corporation (a) (b)	304,500

	Medical - 8.9%
8,000	Bio-Reference Laboratories, Inc. (a)	252,880
14,750	Crucell NV - ADR (a) (b)	354,885
10,000	Emergent Group Inc.	80,200
9,775	ICU Medical, Inc. (a)	402,242
16,250	Illumina, Inc. (a)	632,775
15,325	Synovis Life Technologies, Inc. (a)	318,300
		2,041,282
	Mining - 0.4%
2,400	Royal Gold, Inc.	100,080

	Oil & Gas - Exploration & Production - 2.9%
15,775	Concho Resources Inc. (a)	452,585
3,850	Sunoco Logistics Partners L.P.	208,747
		661,332
	Pharmaceuticals - 3.7%
20,275	China Sky One Medical, Inc. (a)	273,307
22,375	Valeant Pharmaceuticals International (a)	575,485
		848,792
	Retail & Restaurants - 6.0%
19,825	Aaron Rents, Inc.	591,181
3,000	Aeropostale, Inc. (a)	102,810
6,150	The Buckle, Inc.	195,385
2,075	Chipotle Mexican Grill, Inc. - Class A (a)	166,000
6,225	Jos. A. Bank Clothiers, Inc. (a)	214,514
4,150	Monro Muffler Brake, Inc.	106,697
		1,376,587
	Semiconductors - 8.8%
22,988	Cavium Networks, Inc. (a)	386,428
5,000	Cree, Inc. (a)	146,950
16,925	Netlogic Microsystems Inc. (a)	617,086
36,775	STEC Inc. (a)	852,812
		2,003,276
	Software - 22.4%
46,625	Allscripts-Misys Healthcare Solutions, Inc.	739,472
28,650	ArcSight, Inc. (a)	509,110
5,750	athenahealth Inc. (a)	212,807
31,650	ClickSoftware Technologies Ltd. (a) (b)	208,890
36,525	Constant Contact, Inc. (a)	724,656
5,900	Ebix, Inc. (a)	184,788
16,250	Longtop Financial Technologies Limited - ADR (a) (b)	399,100
22,975	MedAssets Inc. (a)	446,864
26,575	Smith Micro Software, Inc. (a)	260,967
8,000	Solarwinds, Inc. (a)	131,920
37,700	Sourcefire Inc. (a)	467,103
17,700	SXC Health Solutions Corporation (a) (b)	449,934
3,325	Sybase, Inc. (a)	104,206
18,525	Tyler Technologies, Inc. (a)	289,361
		5,129,178
	TOTAL COMMON STOCKS (Cost $18,848,590)	22,988,600

	WARRANTS - 0.0%
2,030	GreenHunter Energy, Inc. (a) (c)	$203
	TOTAL WARRANTS (Cost $0)	203

	SHORT-TERM INVESTMENTS - 0.0%
	Money Market Fund - 0.0%
65	Fidelity Institutional Money Market Portfolio - Select Class	65
	TOTAL SHORT-TERM INVESTMENTS (Cost $65)	65
	Total Investments (Cost $18,848,655) - 100.3%	22,988,868
	Liabilities in Excess of Other Assets - (0.3)%	(71,190)
	TOTAL NET ASSETS - 100.0%	22,917,678

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Cost of investments	$18,848,655
Gross unrealized appreciation	$4,225,270
Gross unrealized depreciation	(85,057)
Net unrealized appreciation	$4,140,213

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

SFAS 157 - Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted SFAS 157 as of January 1, 2008. Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Alternative Energy	$ 418,636	$ -	$ -	$ 418,636
Building & Construction	29,925	-	-	29,925
Chemicals	112,900	-	-	112,900
Commercial Services	2,320,068	-	-	2,320,068
Communications	1,028,832	-	-	1,028,832
Computers & Peripherals	729,679	-	-	729,679
Consumer Non-Durables	696,847	-	-	696,847
Education	898,018	-	-	898,018
Electronics	341,415	-	-	341,415
Financial Services	523,224	-	-	523,224
Health Care Services & Supplies	1,308,773	-	-	1,308,773
Housewares	76,100	-	-	76,100
Internet Services	2,039,156	-	-	2,039,156
Leisure	304,500	-	-	304,500
Medical	2,041,282	-	-	2,041,282
Mining	100,080	-	-	100,080
Oil & Gas - Exploration & Production	661,332	-	-	661,332
Pharmaceuticals	848,792	-	-	848,792
Retail & Retaurants	1,376,587	-	-	1,376,587
Semiconductors	2,003,276	-	-	2,003,276
Software	5,129,178	-	-	5,129,178
Total Equity	22,988,600	-	-	22,988,600

Warrants	-	203	-	203

Short-Term Investments
Money Market Fund	65	-	-	65

Total Investments in Securities	$ 22,988,665	$ 203	$ -	$ 22,988,868

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)              /s/ Richard Gould
Richard Gould, President

Date           August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)              /s/ Richard Gould
Richard Gould, President and Treasurer

Date           August 28, 2009